Information About Non-controlling Interests - Schedule of Changes in Accumulated Non-controlling Interests (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the beginning of the year	₩ 1,785,847
Profit or loss allocated to non- controlling interests	105,732	₩ (53,192)	₩ (21,143)
Accumulated non-controlling interests at the end of the year	₩ 1,802,370	₩ 1,785,847
KT Skylife Co., Ltd.
Disclosure of subsidiaries [line items]
Non- controlling Interests rate (%)	49.50%	49.50%	49.40%
Accumulated non-controlling interests at the beginning of the year	₩ 282,261	₩ 361,355	₩ 423,189
Profit or loss allocated to non- controlling interests	2,862	(71,590)	(47,355)
Dividends paid to non- controlling interests	(8,186)	(8,184)	(8,287)
Others	826	680	(6,192)
Accumulated non-controlling interests at the end of the year	₩ 277,763	₩ 282,261	₩ 361,355
BC Card Co., Ltd.
Disclosure of subsidiaries [line items]
Non- controlling Interests rate (%)	30.50%	30.50%	30.50%
Accumulated non-controlling interests at the beginning of the year	₩ 598,422	₩ 548,075	₩ 524,657
Profit or loss allocated to non- controlling interests	47,047	45,135	25,355
Dividends paid to non- controlling interests	0	(2,010)	(4,960)
Others	3,919	7,222	3,023
Accumulated non-controlling interests at the end of the year	₩ 649,388	₩ 598,422	₩ 548,075
KTIS Corporation
Disclosure of subsidiaries [line items]
Non- controlling Interests rate (%)	66.60%	66.70%	66.70%
Accumulated non-controlling interests at the beginning of the year	₩ 146,019	₩ 143,026	₩ 141,402
Profit or loss allocated to non- controlling interests	28,334	6,305	5,947
Dividends paid to non- controlling interests	(2,451)	(2,451)	(2,451)
Others	5,263	(861)	(1,872)
Accumulated non-controlling interests at the end of the year	₩ 177,165	₩ 146,019	₩ 143,026
KTCS Corporation
Disclosure of subsidiaries [line items]
Non- controlling Interests rate (%)	78.20%	78.30%	78.30%
Accumulated non-controlling interests at the beginning of the year	₩ 164,949	₩ 162,795	₩ 153,881
Profit or loss allocated to non- controlling interests	23,099	5,221	14,228
Dividends paid to non- controlling interests	(2,501)	(2,501)	(3,001)
Others	1,087	(566)	(2,313)
Accumulated non-controlling interests at the end of the year	₩ 186,634	₩ 164,949	₩ 162,795
KT Nasmedia Co.,Ltd.
Disclosure of subsidiaries [line items]
Non- controlling Interests rate (%)	55.90%	55.90%	55.90%
Accumulated non-controlling interests at the beginning of the year	₩ 135,529	₩ 141,609	₩ 135,425
Profit or loss allocated to non- controlling interests	3,472	(2,071)	10,679
Dividends paid to non- controlling interests	(4,428)	(4,428)	(4,028)
Others	(20,392)	419	(467)
Accumulated non-controlling interests at the end of the year	₩ 114,181	₩ 135,529	₩ 141,609